Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment

	December 31
	2021	2022
	US$	US$
Cost:
Land	68,243	68,243
Buildings	30,006	29,314
Machinery and equipment	44,128	56,995
Furniture and fixtures	8,254	8,737
Leasehold and buildings improvement	8,680	9,057
Software	41,621	45,333

Total	200,932	217,679

Accumulated depreciation:
Buildings	5,840	6,356
Machinery and equipment	28,567	36,283
Furniture and fixtures	6,017	6,333
Leasehold and buildings improvement	7,156	7,689
Software	35,143	41,503

	82,723	98,164
Prepayment and construction in progress	6,269	19,919

	124,478	139,434